Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Net loss carry forwards	$ 223,129	$ 218,323
Intangible assets	4,571	4,629
Property, plant and equipment	18,225	17,155
Warranty liability	4,785	4,752
Foreign tax credits	620	620
Inventory	1,614	1,631
Research and development	7,537	6,316
Tax realignment due to Italian tax law changes	8,705	0
Other	10,858	10,592
Total gross deferred income tax assets	280,044	264,018
Valuation allowance	(268,391)	(261,878)
Total deferred income tax assets	11,653	2,140
Deferred income tax liabilities:
Intangible assets	(430)	(430)
Property, plant and equipment	(12)	(22)
Other	(2,950)	(2,798)
Total deferred income tax liabilities	(3,392)	(3,250)
Total net deferred income tax assets (liabilities)	$ 8,261
Total net deferred income tax assets (liabilities)		$ (1,110)